Note 6 - Stock-based Compensation Expense (Details)	12 Months Ended
Dec. 31, 2023
Weighted average risk-free interest rates	3.54%
Expected dividend yield	0.00%
Expected life of option (in yrs) (Year)	7 years
Expected volatility	160.00%